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11000588

CONFIDENTIAL

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13FCON P 2/15/2011

CONFIDENTIAL TREATMENT REQUESTED

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

RECEIVED
MAY 17 2010
OFFICE OF THE SECRETARY

Form 13F

NON-PUBLIC

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2010

Check here if Amendment[ ]: Amendment Number: ______

This Amendment (Check only one):
[ ] is a restatement
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: MICHAEL R. MURPHY

Address: 191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606

Form 13F File Number 28- 11638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Meghan O'Callaghan

Title: Associate

Phone: 312-265-9600

Signature, Place, and Date of Signing:

(Signature)

Chicago, Illinois
(City, State)

5/14/2010
(Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager.

NONE

CONFIDENTIAL

CONFIDENTIAL

Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 4

Form 13F Information Table Value Total: $ 9,559 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.	Form 13F File Number	Name
1	28-11635	DANIEL J. DONOGHUE
2	28-11637	DISCOVERY GROUP I, LLC

CONFIDENTIAL

13F Information Table
3/31/2010
CONFIDENTIAL TREATMENT REQUESTED

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8 Voting Authority		
NAME OF ISSUER	**TITLE OF CLASS**	**CUSIP**	**VALUE (X $1000)**	**SHRS OR PRN AMT**	**SH/ PRN**	**PUT/ CALL**	**INVESTMENT DISCRETION**	**OTHER MANAGERS**	**SOLE**	**SHARED**	**NONE**
LASERCARD CORP	COM	51807U101	1,074	170,672	SH		SHARED-OTHER	1, 2		170,672	
MICRUS ENDOVASCULAR CORP	COM	59518V102	7,813	396,215	SH		SHARED-OTHER	1, 2		396,215	
S1 CORPORATION	COM	78463B101	564	95,531	SH		SHARED-OTHER	1, 2		95,531	
SALARY COM INC	COM	794006106	108	37,244	SH		SHARED-OTHER	1, 2		37,244	
Total			**9,559**	**699,662**						**699,662**	